Taxes on Income - Schedule of Components of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Domestic (Israel)	$ 286
Foreign	309	234	182
Total Income tax expenses	595	234	182
Deferred:
Domestic (Israel)
Foreign
Total Income tax expenses	$ 595	$ 234	$ 182